FAIR VALUE MEASUREMENT - Schedule of warrant liabilities (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Warrants
Change in fair value of liabilities
Balance at beginning			$ 1,392
Changes in fair value recognized in finance expenses			(102)
Balance at ending			$ 1,290
SPAC Warrant
Change in fair value of liabilities
Balance at beginning		$ (407)
Changes in fair value recognized in finance expenses		277
Balance at ending		(130)
Price Adjustment Shares
Change in fair value of liabilities
Balance at beginning		(19,898)
Changes in fair value recognized in finance expenses		19,715
Balance at ending		(183)
Derivatives Forward Purchase Transaction
Change in fair value of liabilities
Financial assets - Balance at beginning	[1]	40,852
Adjustment Against Cash	[1]	(10,026)
Changes in fair value recognized in finance expenses	[1]	(44,096)
Balance at ending	[1]	$ (13,270)

[1]	Current and Non-current